SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF ESTIMATED AVERAGE USEFUL LIVES
Office premises	based on lease terms

SCHEDULE OF EXPECTED USEFUL LIFE OF EQUIPMENT
Expected useful life
Leasehold improvement	The lower of lease term or useful life